Applicable laws and regulations - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Capital reserves	$ 95,210	$ 95,210
Restructured Loans	$ 51,200	67,500
Normal
Statement [Line Items]
Percentage of reserve for credit losses	0.00%
Special mention
Statement [Line Items]
Percentage of reserve for credit losses	20.00%
Substandard
Statement [Line Items]
Percentage of reserve for credit losses	50.00%
Doubtful
Statement [Line Items]
Percentage of reserve for credit losses	80.00%
Unrecoverable
Statement [Line Items]
Percentage of reserve for credit losses	100.00%
Regulatory Provisions
Statement [Line Items]
Other provisions	$ 4,555,000	$ 4,549,000
Minimum of the year
Statement [Line Items]
Percentage of liquid assets	30.00%
Superintendence of Banks of Panama
Statement [Line Items]
Percentage of liquidity coverage ratio	159.30%	264.60%
Maturity of deposits in overseas up	186 days
Percentage of liquidity index	60.70%	47.20%
Superintendence of Banks of Panama | Minimum of the year
Statement [Line Items]
Percentage of liquidity coverage ratio	100.00%